DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Oct. 26, 2014
Derivatives and hedging
Schedule of fair values of derivative instruments

		Fair Value(1)
	Location on Consolidated	October 26,	October 27,
(in thousands)	Statements of Financial Position	2014	2013
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$ (7,124)	$ (17,947)
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	(938)	(1,757)
Total Asset Derivatives		$ (8,062)	$ (19,704)

(1)

Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note N for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Schedule of gains or losses (before tax) related to derivative instruments

	Gain/(Loss) Recognized			Gain/(Loss) Reclassified		Gain/(Loss) Recognized
	in AOCL			from AOCL into Earnings		in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2) (4)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 26,	October 27,	Location on Consolidated	October 26,	October 27,	October 26,	October 27,
Cash Flow Hedges:	2014	2013	Statement of Operations	2014	2013	2014	2013
Commodity contracts	$ (16,701)	$ (18,329)	Cost of products sold	$ (10,925)	$ 5,871	$ 193	$ (5,272)

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(3)		(Ineffective Portion)(2) (5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 26,	October 27,	October 26,	October 27,
Fair Value Hedges:	Statement of Operations	2014	2013	2014	2013
Commodity contracts	Cost of products sold	$ (21,608)	$ 6,067	$ 322	$ 3,560

Gain/(Loss)
Recognized in Earnings
Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 26,	October 27,
Designated as Hedges:	Statement of Operations	2014	2013
Commodity contracts	Cost of products sold	$ (2,083)	$ (2,227)
Foreign exchange contracts	Interest and investment
	income (loss)	$ –	$ 244

(1)	Amounts represent gains or losses in AOCL before tax. See Note B for the after tax impact of these gains or losses on net earnings.

(2)

There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal year 2013 includes the mark-to-market impact on certain Jennie-O Turkey Store corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(3)

Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(4)	There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.

Derivatives not designated as hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 26, 2014	October 27, 2013
Corn	2.9 million bushels	1.7 million bushels

Cash Flow Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 26, 2014	October 27, 2013
Corn	18.3 million bushels	14.7 million bushels

Fair Value Hedges
Derivatives and hedging
Schedule of outstanding commodity futures contracts
Volume
Commodity	October 26, 2014	October 27, 2013
Corn	8.0 million bushels	5.8 million bushels
Lean hogs	0.7 million cwt	1.4 million cwt